Unaudited Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Current assets
Cash and cash equivalents	$ 48,625	¥ 329,927	¥ 307,650
Accounts receivable, net	6,709	45,518	43,290
Investment in marketable security	489	3,319	8,561
Prepaid expenses and other current assets	4,085	27,719	23,607
Total current assets	59,908	406,483	383,208
Non-current assets
Property and equipment, net	286	1,941	2,244
Intangible assets, net	1	4
Long term investments	39,791	269,985	271,261
Long term deposits and other assets	302	2,051	1,741
Right-of-use assets-operating lease	3,134	21,262	14,695
Deferred tax assets	5,491	37,257	37,288
Total non-current assets	49,005	332,500	327,229
TOTAL ASSETS	108,913	738,983	710,437
Current liabilities
Accounts payable	4,016	27,247	16,665
Deferred revenue	7,738	52,509	50,464
Accrued salary and employee benefits	1,483	10,065	15,184
Income tax payable	1,482	10,054	10,899
Lease liabilities-operating lease -current	925	6,273	3,641
Accrued expenses and other current liabilities	1,510	10,245	9,728
Total current liabilities	17,154	116,393	106,581
Non-current liabilities
Lease liabilities-operating lease -non-current	2,091	14,185	10,399
Total non-current liabilities	2,091	14,185	10,399
TOTAL LIABILITIES	19,245	130,578	116,980
Commitments and contingencies
EQUITY
Shares to be issued			20,817
Treasury stocks	(3,008)	(20,411)	(19,952)
Statutory reserves	5,185	35,181	34,091
Retained earnings	16,345	110,901	92,024
Accumulated other comprehensive income	1,021	6,930	12,867
Total shareholders’ equity	93,046	631,328	615,409
Non-controlling interests	(3,378)	(22,923)	(21,952)
Total equity	89,668	608,405	593,457
TOTAL LIABILITIES AND EQUITY	108,913	738,983	710,437
Class A Ordinary Shares
EQUITY
Ordinary shares value	69,981	474,831	451,666
Class B Ordinary Shares
EQUITY
Ordinary shares value	3,522	23,896	23,896
Related Party
Current assets
Due from a related party			¥ 100